Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV

	December 31, 2025		December 31, 2024
in millions	Total	Level 1	Total	Level 1
Mutual Funds	$380.1	$380.1	$333.3	$333.3
Common Stock Fund	21.2	21.2	24.4	24.4
Collective Trusts	790.8	790.8	705.0	705.0
	$1,192.1	$1,192.1	$1,062.7	$1,062.7